Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes [Abstract]
Income taxes [Text Block]

8Income taxes

Accounting policies

Income taxes comprise current, non-current and deferred tax. Income tax is recognized in the Consolidated statements of income except to the extent that it relates to items recognized directly within equity or in other comprehensive income. Current tax is the expected taxes payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

In cases where it is concluded it is not probable that tax authorities will accept a tax treatment, the effect of the uncertainty is reflected in the recognition and measurement of tax assets and liabilities or, alternatively, a provision is made for the amount that is expected to be settled, where this can be reasonably estimated. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the company to change its judgment regarding the adequacy of existing tax assets and liabilities. Such changes to tax assets and liabilities will impact the income tax expense in the period during which such a determination is made.

Deferred tax assets and liabilities are recognized, using the consolidated balance sheets method, for the expected tax consequences of temporary differences between the carrying amounts of assets and liabilities and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of goodwill; the initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit; and differences relating to investments in subsidiaries, joint ventures and associates where the reversal of the respective temporary difference can be controlled by the company and it is probable that it will not reverse in the foreseeable future. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity or on different taxable entities, but the company intends to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that there will be future taxable profits against which they can be utilized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Deferred tax liabilities for withholding taxes are recognized for subsidiaries in situations where the income is to be paid out as dividend in the foreseeable future and for undistributed earnings of unconsolidated companies to the extent that these withholding taxes are not expected to be refundable or deductible. Changes in tax rates and tax laws are reflected in the period when the change was enacted or substantively enacted by the reporting date.

Any subsequent adjustment to a tax asset or liability that originated in discontinued operations and for which no specific arrangements were made at the time of divestment, due to a change in the tax base or its measurement, is allocated to discontinued operations (i.e. backwards tracing). Examples are a tax rate change or change in retained assets or liabilities directly relating to the discontinued operation. Any subsequent change to the recognition of deferred tax assets is allocated to the component in which the taxable gain is or will be recognized. The above principles are applied to the extent the ‘discontinued operations’ are sufficiently separable from continuing operations.

Accounting estimates and judgments
Deferred tax recoverability

Deferred tax assets are recognized to the extent that it is probable that there will be future taxable profits against which these can be utilized. Significant judgment is involved in determining whether such profits are probable. Management determines this on the basis of expected taxable profits arising from the reversal of recognized deferred tax liabilities, appropriate tax planning opportunities to support business goals and on the basis of forecasts.

Uncertain tax positions

Uncertain tax positions are recognized as liabilities if and to the extent it is probable that additional tax will be due and the amount can be reliably measured. Significant judgment is involved in determining these positions.

The income tax benefit of continuing operations amounts to EUR 113 million (2021: EUR 103 million tax benefit, 2020: EUR 212 million tax expense).

The components of income before taxes and income tax expense are as follows:

Philips Group

Income tax expense

in millions of EUR

	2020	2021	2022
Income before taxes	1,211	509	(1,731)
Investments in associates, net of income taxes	(9)	(4)	(2)
Income before taxes and Investment in associates	1,220	513	(1,729)

Current tax (expense) benefit	(380)	(298)	(97)
Deferred tax (expense) benefit	167	401	210
Income tax (expense) of continuing operations	(212)	103	113

Income tax benefit of continuing operations excludes the tax benefit of the discontinued operations of EUR 18 million (2021: EUR 737 million expense, 2020: EUR 81 million expense), mainly related to the release of provisions.

The components of income tax expense of continuing operations are as follows:

Philips Group

Current income tax expense

in millions of EUR

	2020	2021	2022
Current year tax (expense) benefit	(390)	(291)	(111)
Prior year tax (expense) benefit	10	(7)	14
Current tax (expense) benefit	(380)	(298)	(97)

Philips Group

Deferred income tax expense

In millions of EUR

	2020	2021	2022
Recognition of previously unrecognized tax loss and credit carryforwards	6	138	2
Unrecognized tax loss and credit carryforwards		(10)	(13)
Changes to recognition of temporary differences	19	(1)	(4)
Prior year tax (expense) benefit	(8)	20	(1)
Tax rate changes	12	10	(18)
Origination and reversal of temporary differences, tax losses and tax credits	137	245	244
Deferred tax (expense) benefit	167	401	210

Philips’ operations are subject to income taxes in various foreign jurisdictions. The statutory income tax rate varies per country, which results in a difference between the weighted average statutory income tax rate and the Netherlands’ statutory income tax rate of 25.8% (2021: 25.0% 2020: 25.0%).

A reconciliation of the weighted average statutory income tax rate to the effective income tax rate of continuing operations is as follows:

Philips Group

Effective income tax rate

in %

	2020	2021	2022
Weighted average statutory income tax rate in %	25.2	22.7	23.6
Recognition of previously unrecognized tax loss and credit carryforwards	(0.5)	(26.9)	0.1
Unrecognized tax loss and credit carryforwards	0.0	1.9	(0.7)
Changes to recognition of temporary differences	(1.6)	0.3	(0.2)
Non-taxable income and tax incentives	(12.9)	(40.6)	5.8
Non-deductible expenses	7.0	19.3	(22.9)
Withholding and other taxes	0.6	7.2	(1.4)
Tax rate changes	(1.0)	(1.9)	(1.0)
Prior year tax	(0.2)	(2.4)	0.7
Tax expense (benefit) due to change in uncertain tax treatments	1.2	4.4	2.8
Others, net	(0.2)	(4.0)	(0.2)
Effective income tax rate	17.6	(20.0)	6.5

The effective income tax rate is lower than the weighted average statutory income tax rate in 2022 mainly due to a non-deductible goodwill impairment in the Sleep & Respiratory Care business and other non-deductible expenses such as share based compensation expenses, partly offset by recurring favorable tax incentives related to R&D investments, the innovation box regime in the Netherlands and export activities.

Due to the loss position in 2022, items such as non-deductible expense lead to a decrease of the effective income tax rate and items such as tax incentives lead to an increase in the effective income tax rate.

Deferred tax assets and liabilities

Deferred tax assets are recognized for temporary differences, unused tax losses, and unused tax credits to the extent that realization of the related tax benefits is probable. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Net deferred tax assets relate to the following underlying assets and liabilities and tax loss carryforwards (including tax credit carryforwards) and their movements during the years 2022 and 2021 respectively are presented in the following tables.

The net deferred tax assets of EUR 2,358 million (2021: EUR 2,134 million) consist of deferred tax assets of EUR 2,449 million (2021: EUR 2,216 million) and deferred tax liabilities of EUR 91 million (2021: EUR 83 million). Of the total deferred tax assets of EUR 2,449 million as of December 31, 2022 (2021: EUR 2,216 million), EUR 1,453 million (2021: EUR 12 million) is recognized in respect of entities in various countries where there have been tax losses in the current or preceding period. The increase is mainly related to the United States where there has been a tax loss in 2022, among others due to the consequences of the Respironics field action. Management's projections support the assumption that it is probable that the results of future operations will generate sufficient taxable income to utilize the tax losses as well the deductible temporary differences. The projections include forward-looking assumptions whereby the most recent available information was used to determine the expected period of recovery of the deferred tax assets. Relevant developments potentially impacting the period and probability of recovery will be monitored closely.

As of December 31, 2022 the temporary differences associated with investments, including potential income tax consequences on dividends, for which no deferred tax liabilities are recognized, aggregate to EUR 355 million (2021: EUR 298 million).

Philips Group

Deferred tax assets and liabilities

in millions of EUR

	Balance as of January 1, 2022	recognized in income statement	other1)	Balance as of December 31, 2022	Assets	Liabilities
Intangible assets	587	63	(20)	630	783	(152)
Property, plant and equipment	29	(33)	2	(2)	49	(52)
Inventories	372	75	17	464	473	(8)
Other assets	68	(16)	(8)	44	98	(55)
Pensions and other employee benefits	180	6	(32)	153	175	(22)
Other liabilities	499	(34)	17	483	560	(77)
Deferred tax assets on tax loss carryforwards	398	149	38	586	586
Set-off deferred tax positions					(275)	275
Net deferred tax assets	2,134	210	14	2,358	2,449	(91)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Philips Group

Deferred tax assets and liabilities

in millions of EUR

	Balance as of January 1, 2021	recognized in income statement	other1)	Balance as of December 31, 2021	Assets	Liabilities
Intangible assets	240	535	(188)	587	716	(130)
Property, plant and equipment	32	13	(16)	29	55	(26)
Inventories	313	31	28	372	381	(9)
Other assets	97	(30)	1	68	112	(43)
Pensions and other employee benefits	245	(45)	(21)	180	182	(2)
Other liabilities	384	91	25	499	584	(84)
Deferred tax assets on tax loss carryforwards	449	(194)	143	398	398
Set-off deferred tax positions					(211)	211
Net deferred tax assets	1,761	401	(28)	2,134	2,216	(83)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

The company has available tax loss and credit carryforwards, which expire as follows:

Philips Group

Expiry years of net operating loss and credit carryforwards

in millions of EUR

	Total Balance as of December 31, 2021	Unrecognized balance as of December 31, 2021	Total Balance as of December 31, 2022	Unrecognized balance as of December 31, 2022
Within 1 year	1,593	1,592	4	3
1 to 2 years	6	-	10	5
2 to 3 years	9	-	9	3
3 to 4 years	7	-	13	4
4 to 5 years	18	-	38	3
Later	751	21	812	93
Unlimited	1,567	934	2,301	920
Total	3,951	2,547	3,187	1,032

As of December 31, 2022, the amount of deductible temporary differences for which no deferred tax asset has been recognized in the balance sheet was EUR 45 million (2021: EUR 33 million). The unrecognized balance as of December 31, 2021 (expiring within 1 year, EUR 1,592 million) which were partly utilized and the remainder expired unutilized.

Tax risks

Philips is exposed to tax risks and uncertainty over tax treatments. For particular tax treatments that are not expected to be accepted by tax authorities, Philips either recognizes a liability or reflects the uncertainty in the recognition and measurement of its current and deferred tax assets and tax attributes. For the measurement of the uncertainty, Philips uses the most likely amount or the expected value of the tax treatment. The expected liabilities resulting from the uncertain tax treatments are included in non-current tax liabilities (2022: EUR 435 million, 2021: EUR 544 million, decrease due to release of liabilities, in combination with higher tax losses or similar tax carryforwards that can be used if uncertain tax treatments were settled for the presumed amount at balance sheet date). The positions include, among others, the following:

Transfer pricing risks

Philips has issued transfer pricing directives, which are in accordance with international guidelines such as those of the Organization of Economic Co-operation and Development. In order to reduce the transfer pricing uncertainties, monitoring procedures are carried out by Group Tax to safeguard the correct implementation of the transfer pricing directives. However, tax disputes can arise due to inconsistent transfer pricing regimes and different views on "at arm's length" pricing.

Tax risks on general and specific service agreements and licensing agreements

Due to the centralization of certain activities (such as research and development, IT and group functions), costs are also centralized. As a consequence, these costs and/or revenues must be allocated to the beneficiaries, i.e. the various Philips entities. For that purpose, service contracts such as intra-group service agreements and licensing agreements are signed with a large number of group entities. Tax authorities review these intra-group service and licensing agreements, and may reject the implemented intra-group charges. Furthermore, buy in/out situations in the case of (de)mergers could affect the cost allocation resulting from the intragroup service agreements between countries. The same applies to the specific service agreements.

Tax risks due to disentanglements and acquisitions

When a subsidiary of Philips is disentangled, or a new company is acquired, tax risks may arise. Philips creates merger and acquisition (M&A) teams for these disentanglements or acquisitions. In addition to representatives from the involved business, these teams consist of specialists from various group functions and are formed, among other things, to identify tax risks and to reduce potential tax claims.

Tax risks due to permanent establishments

A permanent establishment may arise when a Philips entity has activities in another country, tax claims could arise in both countries on the same income.